ACCOUNTS RECEIVABLE, NET (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Allowance for doubtful accounts	¥ (37,604,131)		¥ (21,703,425)	¥ (18,218,164)	¥ (19,048,819)
Accounts receivable - third parties	266,496,793		228,332,843
Allowance for doubtful accounts - third parties	(37,604,131)		(21,703,425)
Accounts receivable, - third parties, net	228,892,662	$ 35,079,335	206,629,418
Accounts receivable - a related party	9,944,366		13,159,981
Allowance for doubtful accounts - a related party	(497,218)		(657,999)	¥ (1,033,769)
Accounts receivable - a related party, net	¥ 9,447,148		¥ 12,501,982